Hartford Life Insurance Company Separate Account Two:

Nations Variable Annuity Series III/IIIR	File No. 333-101931
Nations Variable Annuity Series II/IIR	File No. 333-69489
Nations Variable Annuity Series I	File No. 333-41213

Hartford Life Insurance Company Separate Account Seven:

Nations Outlook Variable Annuity Series I/IR	File No. 333-40414

Supplement Dated June 6, 2007 to the Prospectus Dated May 1, 2007

SUPPLEMENT DATED JUNE 6, 2007 TO YOUR PROSPECTUS

Effective July 30, 2007, the following changes are made to your prospectus:

HARTFORD CAPITAL APPRECIATION HLS FUND:

Hartford Capital Appreciation HLS Fund will re-open to all investors. All references in the prospectus to the fund being closed are deleted.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6116